Provision for Income Taxes (Details Narrative) (10K) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Income Tax Disclosure [Abstract]
Operating loss carry forwards	$ 1,383,163	$ 1,021,745
Net operating losses expiration	2037	expire in 2031
Valuation allowance for deferred tax assets		$ 357,611	$ 353,033